Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	As at
	June 30,	December 31,
($ millions)	2017	2016
Long-term debt	20,478	20,246
Long-term classification of credit facility borrowings (Note 15)	779	973
Total long-term debt (Note 14)	21,257	21,219
Less: Deferred financing costs and debt discounts	(145)	(151)
Less: Current installments of long-term debt	(1,186)	(251)
	19,926	20,817